Intangible assets - Summary of Detailed Information About In Carrying Value Of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Perpetuity growth rate	2.00%	2.00%
Assessment & Qualifications [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	11.20%
Perpetuity growth rate	2.00%
English Language Learning [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	9.10%
Perpetuity growth rate	3.00%
Workforce Skills [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	8.90%
Perpetuity growth rate	2.00%
Higher Education [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	11.10%
Perpetuity growth rate	2.00%
Strategic Review [Member] | Bottom of range [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	8.90%
Perpetuity growth rate	2.00%
Strategic Review [Member] | Top of range [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	17.10%
Perpetuity growth rate	5.00%
Virtual Learning [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.90%
Perpetuity growth rate	2.00%